UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                 March 31, 2003
                                                            -------------------

Check here if Amendment: |_|;                        Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caldwell & Orkin, Inc.
Address:  Suite 150
          6200 The Corners Parkway
          Norcross, Georgia  30092


Form 13F File Number: 28-   2699
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Orkin
Title:    CEO
Phone:    (678) 533-7850

Signature, Place, and Date of Signing:

 /s/ Michael B. Orkin        Norcross, Georgia                 May 2, 2003
---------------------    ----------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                        -------------

Form 13F Information Table Entry Total:     100
                                        -------------

Form 13F Information Table Value Total: $   313,193
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

 1        28-3468                       C & O Funds Advisor, Inc.
 -        -------                       -------------------------


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1

                                                               FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE    SHARED    NONE
        --------------          --------------    -----      ----------------  ---------------- --------     ----    ------    ----

3COM CORP COM                   COM              885535104        466   94,700   SH          Sole             94,700
ADOBE SYSTEMS INC               COM              00724F101      7,433  241,100   SH          Sole            241,100
ADVANCED FIBRE                  COM              00754a105      4,310  284,700   SH          Sole            284,700
ALCATEL                         COM              013904305      5,597  812,400   SH          Sole            812,400
ALKERMES, INC.                  COM              01642t108        680   75,000   SH          Sole             75,000
ALLIANT TECHSYSTEMS             COM              018804104      3,635   67,300   SH          Sole             67,300
ALLSTATE CORP.                  COM              020002101        265    8,000   SH          Sole              8,000
AMDOCS LTD.                     COM              g02602103      2,643  199,000   SH          Sole            199,000
AMERICAN TOWER CORP             COM              029912201      2,992  542,100   SH          Sole            542,100
AMGEN INC                       COM              031162100        288    5,000   SH          Sole              5,000
ANAREN INC.                     COM              032744104      1,765  204,100   SH          Sole            204,100
ANGLOGOLD LIMITED               COM              035128206        691   22,900   SH          Sole             22,900
ARRIS GROUP                     COM              04269q100      1,608  434,700   SH          Sole            434,700
AVANEX CORP.                    COM              05348w109        413  530,100   SH          Sole            530,100
BERKSHIRE HATHAWAY CL.B         COM              084670207      5,934    2,777   SH          Sole              2,777
BRISTOL-MEYERS SQUIBB CO        COM              110122108      2,717  128,600   SH          Sole            128,600
CHECKFREE CORP.                 COM              162813109      3,819  169,900   SH          Sole            169,900
CHICO'S FAS, INC.               COM              168615102      1,710   85,500   SH          Sole             85,500
CISCO SYS INC COM               COM              17275R102        260   20,000   SH          Sole             20,000
COACH, INC.                     COM              189754104        832   21,700   SH          Sole             21,700
COMMSCOPE, INC.                 COM              203372107      2,454  327,200   SH          Sole            327,200
COOPER CAMERON CORP.            COM              216640102      3,129  63,200    SH          Sole             63,200
CORNING INC                     COM              219350105      9,082  1,555,2   SH          Sole          1,555,200
CROWN CASTLE INTL CORP.         COM              228227104      1,266  230,200   SH          Sole            230,200
DOUBLECLICK INC.                COM              258609304      1,907  245,400   SH          Sole            245,400
DOVER CORP.                     COM              260003108        218   9,000    SH          Sole              9,000
ECHOSTAR COMMUNICATIONS         COM              278762109      9,692  335,600   SH          Sole            335,600
EMC CORPORATION                 COM              268648102      2,928  405,000   SH          Sole            405,000
ENSCO INTERNATIONAL INC.        COM              26874q100      4,176  163,700   SH          Sole            163,700
ENTERASYS NETWORKS              COM              293637104      1,489  804,800   SH          Sole            804,800
ESPEED, INC.                    COM              296643109        341  29,300    SH          Sole             29,300
ESTEE LAUDER COMPANIES          COM              518439104      3,352  110,400   SH          Sole            110,400
EXTREME NETWORKS INC.           COM              30226d106      2,533  585,000   SH          Sole            585,000
EXXON MOBIL CORP.               COM              30231G102        431  12,336    SH          Sole             12,336
FLUOR CORP                      COM              343412102        842  25,000    SH          Sole             25,000
FOX ENTERTAINMENT GROUP INC     COM              35138T107      2,336  87,600    SH          Sole             87,600
GLOBAL SANTAFE CORP.            COM              g3930e101      3,442  166,700   SH          Sole            166,700
HALLIBURTON CO                  COM              406216101      2,591  125,000   SH          Sole            125,000
HARMONIC LIGHTWAVES INC         COM              413160102      1,847  554,800   SH          Sole            554,800
HARSCO CORP.                    COM              415864107        274   9,000    SH          Sole              9,000
INFOSPACE.COM INC               COM              45678T201        741  68,400    SH          Sole             68,400
INKINE PHARMACEUTICAL           COM              457214104        735  408,500   SH          Sole            408,500
INTERNET HOLDERS TRUST          COM              46059w102      3,306  114,000   SH          Sole            114,000
INTERWOVEN INC                  COM              46114t102        839  461,100   SH          Sole            461,100
INTL. GAME TECHNOLOGY           COM              459902102        270   3,300    SH          Sole              3,300
JOHNSON & JOHNSON               COM              478160104        347   6,000    SH          Sole              6,000
JUNIPER NETWORKS                COM              48203r104      3,039  372,000   SH          Sole            372,000
MARVELL TECHNOLOGY GROUP        COM              g5876h105      3,142  148,300   SH          Sole            148,300
MEDTRONIC INC                   COM              585055106        233   5,175    SH          Sole              5,175
MICROMUSE, INC.                 COM              595094103      1,939  372,800   SH          Sole            372,800
MICROSOFT CORP                  COM              594918104        872  36,000    SH          Sole             36,000
NASDAQ 100                      COM              631100104     41,953  1,661,5   SH          Sole          1,661,500
NEKTAR THERAPUTICS              COM              640268108      1,294  204,800   SH          Sole            204,800
NEWMONT MINING CORP.            COM              651639106      2,675  102,300   SH          Sole            102,300
NISSAN MOTOR CO.                COM              654744408        133  10,000    SH          Sole             10,000
NOKIA CORP SPONSORED ADR        COM              654902204        158  11,300    SH          Sole             11,300
NORTEL NETWORKS CORP            COM              656568102      5,220  2,509,5   SH          Sole          2,509,500
PEABODY ENERGY CORP.            COM              704549104        837  30,000    SH          Sole             30,000
PEPCO HOLDINGS, INC.            COM              713291102        244  14,000    SH          Sole             14,000
PFIZER INC COM                  COM              717081103      2,988  95,900    SH          Sole             95,900
PPL CORP.                       COM              69351t106        285   8,000    SH          Sole              8,000
PREMCOR INC.                    COM              74045q104      1,629  63,400    SH          Sole             63,400
QLT INC.                        COM              746927102        406  40,000    SH          Sole             40,000
QUALCOMM INC.                   COM              747525103      2,534  70,400    SH          Sole             70,400
RED HAT INC.                    COM              756577102        652  120,000   SH          Sole            120,000
REPUBLIC SERVICES               COM              760759100      5,775  291,100   SH          Sole            291,100
ROWAN COMPANIES INC             COM              779382100      3,037  154,500   SH          Sole            154,500
ROYAL GOLD INC.                 COM              780287108        757  51,500    SH          Sole             51,500
S&P 500 DEPOSITARY RECEIPT      COM              78462f103     92,121  1,087,1   SH          Sole          1,087,100
SCIENTIFIC ATLANTA INC COM      COM              808655104      4,448  323,700   SH          Sole            323,700
SONUS NETWORKS                  COM              835916107        563  250,200   SH          Sole            250,200
STATION CASINOS, INC.           COM              857689103      1,925  91,200    SH          Sole             91,200
TEVA PHARMACEUTICAL ADR         COM              881624209        275   6,600    SH          Sole              6,600
THE NEW JM SMUCKER CO.          COM              832696405      1,569  44,870    SH          Sole             44,870
THORATEC CORP.                  COM              885175307        977  77,000    SH          Sole             77,000
VALERO ENERGY                   COM              91913y100      3,099  74,900    SH          Sole             74,900
VERITAS SOFTWARE CORP.          COM              923436109        352  20,000    SH          Sole             20,000
WALT DISNEY                     COM              254687106        187  11,000    SH          Sole             11,000
WASHINGTON POST CL B            COM              939640108        307     450    SH          Sole                450
WEB MD                          COM              94769m105      1,346  149,200   SH          Sole            149,200
WEBMETHODS, INC.                COM              94768c108        261  28,600    SH          Sole             28,600
XM SATELLITE RADIO HOLD-CL.A    COM              983759101      3,457  587,000   SH          Sole            587,000
YAHOO! INC                      COM              984332106      4,499  187,300   SH          Sole            187,300
iSHARES S&P 500 INDEX FUND      COM              464287200        848  10,000    SH          Sole             10,000
ALD PUT 5/17/03 22.5            PUT              01903q8qx        327   1,107    SH    PUT   Sole              1,107
CDWC PUT 7/19/03 45.00          PUT              1251298si        350     500    SH    PUT   Sole                500
COF PUT 1/17/04 25.00           PUT              14041j8me        429   1,261    SH    PUT   Sole              1,261
COF PUT 1/17/04 30.00           PUT              14041j8mf        475     849    SH    PUT   Sole                849
GM PUT 1/17/04 35.00            PUT              37044t8mg        913   1,547    SH    PUT   Sole              1,547
JPM PUT 1/17/04 20.00           PUT              61688j8md        649   3,244    SH    PUT   Sole              3,244
MBI PUT 1/17/04 45.00           PUT              lodmi            255     280    SH    PUT   Sole                280
MTG PUT 1/17/04 45.00           PUT              kxdmi          1,000   1,111    SH    PUT   Sole              1,111
NLS PUT 1/17/04 15.00           PUT              25457l8mc        486   1,245    SH    PUT   Sole              1,245
NLS PUT 4/19/03 15.00           PUT              63910b8pc        264   2,199    SH    PUT   Sole              2,199
OCA PUT 6/21/03 12.50           PUT              68750p8rv        423     613    SH    PUT   Sole                613
PHSY PUT 1/17/04 30.00          PUT              69511t8mf      1,128   1,465    SH    PUT   Sole              1,465
PLMD PUT 6/21/03 30.00          PUT              7317388rf        541   1,504    SH    PUT   Sole              1,504
PLMD PUT 9/20/03 30.00          PUT              7317388uf        485     932    SH    PUT   Sole                932
SKO PUT 6/21/03 12.50           PUT              8249118rv        327   1,925    SH    PUT   Sole              1,925
TOL PUT 1/17/04 20.00           PUT              88947r8md        479   1,544    SH    PUT   Sole              1,544

REPORT SUMMARY                        100 DATA RECORD  313,193        1  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

